Loans and Other Financing - Summary of Net Loans and Other Financing (Detail) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of loans and other financing [line items]
Non-financial Public Sector	$ 8,843,039	$ 1,089,553
Argentine Central Bank (BCRA)	0	96,452
Financial Institutions	178,433,805	64,540,233
Loans	178,433,805	64,540,233
Non-financial Private Sector and Residents Abroad	16,158,663,135	7,532,666,576
Loans	15,748,096,713	7,266,711,774
Financial Leases	34,589,915	15,115,120
Other Financing	375,976,507	250,839,682
Less: Allowances	(724,916,008)	(314,862,408)
Loans and Other Financing	15,621,023,971	7,283,530,406
Advances
Disclosure of loans and other financing [line items]
Loans	680,086,804	283,355,711
Notes
Disclosure of loans and other financing [line items]
Loans	4,264,408,098	1,664,092,348
Mortgage Loans
Disclosure of loans and other financing [line items]
Loans	344,863,307	89,642,145
Pledge Loans
Disclosure of loans and other financing [line items]
Loans	431,716,236	106,609,161
Personal Loans
Disclosure of loans and other financing [line items]
Loans	1,914,619,084	604,597,785
Credit Card Loans
Disclosure of loans and other financing [line items]
Loans	6,693,176,924	4,035,683,734
Other Loans
Disclosure of loans and other financing [line items]
Loans	964,920,433	117,343,573
Accrued Interest, Adjustments and Quotation Differences Receivable
Disclosure of loans and other financing [line items]
Loans	492,035,582	396,239,621
Documented Interest
Disclosure of loans and other financing [line items]
Loans	$ (37,729,755)	$ (30,852,304)